-Stock options and warrants	12 Months Ended
Dec. 31, 2011
-Stock options and warrants

NOTE F—Stock options and warrants

Employee Stock Option Plan

On April 21, 2006, the Company’s board of directors approved the 2006 Employee Stock Option Plan (the “2006 Plan”).  The 2006 Plan provides for the issuance of a maximum of 3,000,000 shares of common stock in connection with stock options granted thereunder, plus an annual increase to be added on the first nine anniversaries of the effective date of the 2006 Plan, equal to at least (i) 1% of the total number of shares of common stock then outstanding, (ii) 350,000 shares, or (iii) a number of shares determined by the Company’s board of directors prior to such anniversary date.  The 2006 Plan has a term of 10 years and may be administered by the Company’s board of directors or by a committee made up of not less than 2 members of appointed by the Company’s board of directors. Participation in the 2006 Plan is limited to employees, officer, directors and consultants of the Company and its subsidiaries. Incentive stock options granted pursuant to the 2006 Plan must have an exercise price per share not less than 100%, and non-qualified stock options not less than 85%, of the fair market value of our common stock on the date of grant. Awards granted pursuant to the 2006 Plan may not have a term exceeding 10 years and will vest upon conditions established by the Company’s board of directors.

On April 21, 2006 the Company filed a registration statement on Form S-8 with the SEC registering 3,000,000 shares of common stock for issuance upon exercise of options granted pursuant to the 2006 Plan.  As of December 31, 2011, options to acquire 1,812,300 shares of common stock were granted and exercised and there are 1,187,700 shares available for issuance under the 2006 Plan.

On November 12, 2007, the Company’s board of directors approved the 2007 Equity Incentive Plan (the “2007 Plan”). The 2007 Plan provides for the issuance of a maximum of 3,500,000 shares of common stock in connection with awards granted thereunder, which may include stock options, restricted stock awards and stock appreciation rights. The 2007 Plan has a term of 10 years and may be administered by the Company’s board of directors or by a committee appointed by the Company’s board of directors (the “Committee”). Participation in the 2007 Plan is limited to employees, officer, directors and consultants of the Company and its subsidiaries. Incentive stock options granted pursuant to the 2007 Plan must have an exercise price per share not less than 100%, and non-qualified stock options not less than 85%, of the fair market value of the Company’s common stock on the date of grant. Awards granted pursuant to the 2007 Plan may not have a term exceeding 10 years and will vest upon conditions established by the Committee.

On November 29, 2007 the Company filed a registration statement on Form S-8 with the SEC registering 3,500,000 shares of common stock for issuance upon exercise of options granted and exercised pursuant to the 2007 Plan.  As of December 31, 2011, options to acquire 2,054,000 shares of common stock were granted and exercised and there are 1,210,700 shares available for issuance under the 2007 Plan.

NOTE F—Stock options and warrants (CONT’D)

Stock Options and Warrants

During the years ended December 31, 2011 and 2010, no stock options were granted or exercised.

During 2011, prepaid stock compensation in the amount of $9,000 was expensed.  In October 2010, a consulting contract was signed with a marketing/public relations group.  The group was issued 450,000 shares of stock on October 27, 2010 at a fair market value per share of $.03 ($13,500 total value) in exchange for 6 months of consulting services.  The $13,500 was booked to prepaid expense and amortized over 6 months.  The total stock compensation expensed for this transaction during the years December 31, 2011 and 2010 were $9,000 and $4,500, respectively.

Valuation of Stock-based Compensation on Common Stock

Under the fair value recognition provisions of SFAS No. 123(R), stock-based compensation cost is estimated at the grant date based on the fair value of the award and is recognized as expense over the requisite service period of the award. The Company has awarded stock-based compensation as restricted stock.

The method used to estimate the fair value of the awards granted under the share-based payment arrangements is calculated as the value of the stock at the date the stock option is exercised.

Valuation of Stock-based Compensation on Common Stock (cont’d)

Compensation expense for common stock is recognized on the date of the grant at the closing price of the stock on the date of the grant.

Our statement of operations for the years ended December 31, 2011 and 2010 included stock-based compensation of $9,000 and $416,167, respectively.

The Company does not have any unrecognized stock-based compensation expense at December 31, 2011.